CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Cash Flows From Operating Activities:
Net loss	$ (1,399,536)	$ (136,240)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense	61,820	38,512
Provision (benefit) for deferred income tax	(575,000)	(59,000)
Depreciation	1,899,239	1,800,015
Loss on fixed asset disposal	167,700
Amortization of deferred charges	731,515	506,044
Operating lease expense in excess of cash payments	580,393	827,562
Deferred finance costs included in interest expense	9,798	16,519
Changes in Operating Assets and Liabilities:
Receivables	(341,297)	(416,017)
Deferred costs	(953,892)	(443,276)
Prepaid expenses and other assets	(196,830)	(246,857)
Accounts payable and accrued expenses	1,578,564	619,111
Security deposits payable	49,848	14,261
Cash provided by operating activities	1,612,322	2,520,634
Cash Flows From Investing Activities:
Acquisition of property and equipment	(6,505,143)	(2,392,286)
Cash (used) in investing activities	(6,505,143)	(2,392,286)
Cash Flows From Financing Activities:
Proceeds – mortgages	9,786,549
Payments – mortgages	(3,271,477)
Payments – financing costs	(275,001)	(655,204)
Cash provided (used) in financing activities	6,240,071	(655,204)
Increase (decrease) in cash, cash equivalents and restricted cash	1,347,250	(526,856)
Cash, cash equivalents and restricted cash at beginning of year	1,758,745	2,285,601
Cash, cash equivalents and restricted cash at end of year	$ 3,105,995	$ 1,758,745